PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2010	2011
Buildings	$—	$32,178
Computers and software	16,454	21,426
Furniture and office equipment	2,770	5,087
Leasehold improvements	9,496	15,089
Motor vehicles	341	309

	29,061	74,089
Less: Accumulated depreciation and amortization	(11,161)	(18,298)

Property and equipment, net	$17,900	$55,791

In 2011, the Group purchased an office building and the associated office equipments in Wuxi, China, at a price of $32,178 and $1,315 respectively. The premises will be used as the new principal offshore delivery center (ODC) and regional headquarters of Eastern China to meet the increasing demand arising from the global clients and to support the Group’s tier 2 and tier 3 city expansion strategy to maintain the market competitiveness in cost and employee retention.

Depreciation and amortization expenses for the years ended December 31, 2009, 2010 and 2011 were $3,197, $4,674 and $7,012, respectively.